WARRANTY LIABILITY	12 Months Ended
Jun. 30, 2011
WARRANTY LIABILITY
NOTE 8 - WARRANTY LIABILITY

	June 30,
	2009	2010	2011

Beginning balance	$2,051,397	$1,631,407	$1,916,654
Expense accrued	522,640	949,111	1,912,880
Expense incurred	(951,048)	(674,939)	(1,143,953)
Exchange difference	8,418	11,075	113,219

	$1,631,407	$1,916,654	$2,798,800